Distribution of Interest Income by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting, Revenue Reconciling Item [Line Items]
Interest Income	$ 1,194	$ 1,761	$ 752
Central Laboratory
Segment Reporting, Revenue Reconciling Item [Line Items]
Interest Income	18	20	18
Clinical Research
Segment Reporting, Revenue Reconciling Item [Line Items]
Interest Income	$ 1,176	$ 1,741	$ 734